Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense consist of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease expenses R&D:
Operating lease costs	$550	$555	$1,101	$1,113
Variable lease costs (1)	323	225	785	451
Operating lease expenses G&A:
Operating lease costs	132	126	263	250
Variable lease costs (1)	78	51	188	101

Total operating leases expense	$1,083	$957	$2,337	$1,915

(1)	Includes short-term lease costs which are immaterial.

The components of lease expense are as follows for the years ended December 31, (in thousands):

	2022	2021
Operating lease expenses R&D:
Operating lease costs	$2,217	$1,203
Variable lease costs (1)	1,090	1,190
Operating lease expenses G&A:
Operating lease costs	509	232
Variable lease costs (1)	236	231

Total operating leases expense	$4,052	$2,856

(1)	Includes short-term lease costs which are immaterial.

Schedule of Supplemental Balance Sheet in Formation Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows as of December 31, (in thousands):

	2022	2021
ROU assets, net	$10,968	$12,737
Operating lease liabilities, current	$1,734	$915
Operating lease liabilities, net of current	$10,245	$12,212

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases (in thousands)	$673	$206	$1,404	$803
Weighted-average remaining lease term in years	4.4	5.4	4.4	5.4
Weighted-average discount rate	7.63%	7.63%	7.63%	7.63%

Supplemental cash flow information related to leases is as follows for the years ended December 31, (in thousands):

	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$1,874	$1,742
Weighted-average remaining lease term in years	4.9	5.9
Weighted-average discount rate	7.63%	7.63%

Schedule of Future lease liabilities
Future lease liabilities are as follows as of December 31, 2022 (in thousands):

Year ending December 31,
2023	$2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
Thereafter	—

14,655
Less interest expense	(2,676)

Total	$11,979